K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

Mark C. Amorosi
D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

April 18, 2014

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	1290 Funds
Initial Registration Statement on Form N-1A

Ladies and Gentlemen:

Please find enclosed for filing on behalf of 1290 Funds (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940 (the “1940 Act”), as amended, and the regulations thereunder, an initial registration statement on Form N-1A (the “Registration Statement”), including exhibits thereto. This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

Concurrently with this filing, the Trust is transmitting for filing with the Securities and Exchange Commission under the 1940 Act the Trust’s Notification of Registration on Form N-8A.

U.S. Securities and Exchange Commission

April 18, 2014

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.
AXA Equitable Funds Management Group LLC

Clifford J. Alexander, Esq.
K&L Gates LLP